Inventory (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of inventory
	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Raw materials	1,151	1,646	2,115
Total	1,151	1,646	2,115